COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2018
Disclosure Of Commitments And Contingencies Abstract [Abstract]
COMMITMENTS AND CONTINGENCIES
9.	COMMITMENTS AND CONTINGENCIES

There are no contingent assets or liabilities at the date of this report. The Company is not involved in any legal or arbitration proceedings and, so far as management is aware, no such proceedings are pending or threatened against the Company. As at balance sheet date, the Company had a bank guarantee of A$41,701 in relation to the head office lease.

In respect of expenditure commitments, refer to Note 14.